Summarised financial information - Summarised Financial Information of Income Statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Summarised Financial Information [Line Items]
Revenue	[1]	£ 25,776	£ 25,877	£ 24,492
(Loss)/profit from operations		9,962	9,016	9,313
Net finance costs		(1,745)	(1,602)	(1,381)
Profit/(loss) before taxation		8,672	7,912	8,351
Taxation on ordinary activities		(2,108)	(2,063)	(2,141)
Profit for the year		6,564	5,849	£ 6,210
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations		(112)	(125)
Dividend income		5,050	6,090
Net finance costs		131	121
Profit/(loss) before taxation		5,069	6,086
Taxation on ordinary activities		(14)
Profit for the year		5,055	6,086
Registered BATCAP bonds | BAT p.l.c. | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		5,050	6,090
Net finance costs		5	12
(Expense)/income		(118)	(125)
Registered BATCAP bonds | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations		(1)	(2)
Net finance costs		417	154
Profit/(loss) before taxation		416	152
Taxation on ordinary activities		(101)	(35)
Profit for the year		315	117
Registered BATCAP bonds | BATCAP | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Net finance costs		996	773
(Expense)/income		(1)	(2)
Registered BATCAP bonds | BATIF
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations		(2)	(5)
Net finance costs		174	195
Profit/(loss) before taxation		172	190
Taxation on ordinary activities		4	8
Profit for the year		176	198
Registered BATCAP bonds | BATIF | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Net finance costs		747	563
(Expense)/income		4	(5)
Registered BATCAP bonds | RAI
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations		(5)	(2)
Dividend income		4,845	3,993
Net finance costs		(758)	(497)
Profit/(loss) before taxation		4,082	3,494
Taxation on ordinary activities		170	125
Profit for the year		4,252	3,619
Registered BATCAP bonds | RAI | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		4,845	3,993
Net finance costs		32	33
(Expense)/income		22	19
Registered BATCAP bonds | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
(Loss)/profit from operations			(5)
Dividend income		224	195
Net finance costs		1	1
Profit/(loss) before taxation		225	191
Taxation on ordinary activities			1
Profit for the year		225	192
Registered BATCAP bonds | BATHTN | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		£ 224	£ 195

[1]	Revenue is net of duty, excise and other taxes of £39,172 million, £39,826 million and £38,553 million for the years ended 31 December 2020, 2019 and 2018, respectively.